Retirement Benefits Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Defined contribution plan, expense	$ 138.9	$ 125.7	$ 96.7
Accrued defined contribution plan	$ 9.1	$ 15.1